SCHEDULE OF COMMON STOCK RESERVED FOT FUTURE ISSUANCE (Details) - Ensysce Biosciences, Inc [Member]	Mar. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for future issuance	106,722,288
Stock Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for future issuance	67,487,788
Stock Options Available for Future Grant Under 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for future issuance	38,734,500
Stock Options Available for Future Grant Under 2019 Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for future issuance	200,000
Warrants Oustanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for future issuance	300,000